Contingencies and Commitments (Details 1) $ in Thousands	Dec. 31, 2025 CLP ($)
IfrsStatementLineItems [Line Items]
Contractual commitments for purchases and supplies	$ 3,173,592,672
Contractual commitments relating to purchase of wine and grape	19,951,272
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Contractual commitments for purchases and supplies	599,196,346
Contractual commitments relating to purchase of wine and grape	10,648,900
Later than one year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Contractual commitments for purchases and supplies	1,453,836,340
Contractual commitments relating to purchase of wine and grape	9,302,372
Later than five years [member]
IfrsStatementLineItems [Line Items]
Contractual commitments for purchases and supplies	1,120,559,986
Contractual commitments relating to purchase of wine and grape